Equity - Reserves and Retained Earnings (Tables)	12 Months Ended
Jun. 30, 2021
Statement [LineItems]
Summary of Equity Reserves and Retained Earnings

	Consolidated
	June 30, 2021 A$	June 30, 2020 A$
(a) Reserves
Options issued reserve	19,116,205	19,116,205
Conversion feature of convertible note reserve	10,357,944	41,431,774
Foreign currency translation reserve	1,174,332	1,754,740
Share-based payment reserve	3,843,045	3,712,180

	34,491,526	66,014,899

Movement in options issued reserve were as follows:
Opening balance and closing balance	19,116,205	19,116,205

Movements in conversion feature of convertible note reserve:
Opening balance	41,431,774	41,431,774
Transfer to accumulated losses on conversion of Convertible Note s	(24,075,358)	—
Transfer to contributed equity on conversion of Convertible Note s	(6,998,472)	—
Ending balanc e	10,357,944	41,431,774

Movement in foreign currency translation reserve were as follows:
Opening balance	1,754,740	1,654,783
Currency translation differences arising during the year	(580,408)	99,957

Ending balance	1,174,332	1,754,740

Movement in share-based payment reserve were as follows:
Opening balance	3,712,180	3,331,192
Option and Performance rights expensed during the year	1,702,159	1,724,282
Exercise of vested performance rights transferred to contributed equity	(1,571,294)	(1,343,294)

Ending balance	3,843,045	3,712,180

(b) Accumulated losses
Movement in accumulated losses were as follows:
Opening balance	(275,706,061)	(262,237,829)
Net loss for the year	(29,902,624)	(13,468,232)
Conversion of Convertible Notes	26,415,084	—
Exercise of warrants	4,551,381	—

Balance	(274,642,220)	(275,706,061)